VY Morgan Stanley Global Franchise Portfolio Expense Example - VY Morgan Stanley Global Franchise Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	815
Expense Example, with Redemption, 10 Years	1,783
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,100
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	$ 1,556